2012 Stock Option Plan (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Sheres, Beginning Balance	0
Number Of Sheres, Options granted	475,000
Number Of Sheres, Options execised	0
Number Of Sheres, Options forteited/cancelld	0
Number Of Sheres, Ending Balance	475,000
Weighted Average Exercise Price, Beginning Balance	$ 0
Weighted Average Exercise Price, Options granted	$ 0.89
Weighted Average Exercise Price, Options exercised	$ 0
Weighted Average Exercise Price, Options foefaited/cancelled	$ 0
Weighted Average Exercise Price, Ending Balance	$ 0.89
Weighted Average Remaining Contractual Life (In Years)	9 years 10 months 17 days
Aggregate Intrinsic Value, Beginning Balance	$ 0
Aggregate Intrinsic Value, Options granted	0
Aggregate Intrinsic Value, Options exercised	0
Aggregate Intrinsic Value, Options forfaited/cancelled	0
Aggregate Intrinsic Value, Ending Balance	$ 4,750.00